Document And Entity Information	Sep. 13, 2019
Document And Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 13, 2019
Entity Registrant Name	SeaWorld Entertainment, Inc.
Entity Central Index Key	0001564902
Entity Emerging Growth Company	false
Entity File Number	001-35883
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	27-1220297
Entity Address, Address Line One	9205 South Park Center Loop
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Orlando
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32819
City Area Code	407
Local Phone Number	226-5011
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Common Stock, par value $0.01 per share
Trading Symbol(s)	SEAS
Name of each exchange on which registered	NYSE